Related Party Transactions - Schedule of Related Parties (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due from related party	$ 787,437		$ 422,659
Due to related party	5,494,595	4,004,718	3,426,096
WanAn MingChaYuan Chaye Zhongzhi [Member]
Due from related party	$ 787,437		422,659
Peng Qiu [Member]
Due to related party		3,484,730	2,869,834
Yi Sheng Qiu [Member]
Due to related party		$ 519,988	$ 556,262